Organization and Basis of Presentation (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015 segment item $ / shares	Dec. 31, 2014 segment $ / shares	Apr. 21, 2015 $ / shares	Apr. 16, 2015 $ / shares	Apr. 15, 2015 $ / shares
Number of businesses Company is managed and operated as | item	1
Number of reportable segments | segment	1	1
Common stock, par value					$ 0.00001
Virtu Financial, LLC
Ownership interest (as a percent)	24.80%
Class A common stock
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001